Exhibit 99.2

Item 5

To Whom It May Concern:

Westcor Land Title Insurance Company was engaged by Bayview Fund Management LLC as diligence agent to order and review title reports for a population of 220 mortgage loans. Said title reports were obtained and reviewed in February 2021. With respect to these 220 mortgage loans:

General Findings:

1.	As set forth in the title reports:

a.	For 214 mortgage loans, the subject mortgage is recorded in the appropriate recording jurisdiction.

b.	For 6 mortgage loans, the subject mortgage was released.

.

Findings with Respect to Pre-Origination MTG/Non-MTG Liens Only:

1.	As set forth in the title reports:

a.	For 195 mortgage loans, the title/lien search confirms the subject mortgage in expected lien position.

b.	For 19 mortgage loans, the title/lien search does not confirm the subject mortgage in expected lien position, but a clear title policy confirms the lien insured in expected lien position.

c.	For 6 mortgage loans, the subject mortgage was released.

Thank You,

Westcor Land Title Insurance Company

600 W Germantown Pike, Suite 450, Plymouth Meeting, PA 19462